Leases - Summary of lease liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Lease liability	$ 549	$ 600	$ 99
Less: current portion	(100)		(99)
Long-term portion	$ 449		$ 0